INCOME TAXES (Schedule of Reserve Provisions and Changes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Balance at beginning of year	$ 1,006	$ 670	$ 512
Additions for tax positions related to the current year	385	336	158
Balance at end of year	$ 1,391	$ 1,006	$ 670